Consolidated Statements Of Equity - USD ($) $ in Thousands	Ordinary Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Share [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Retained Earnings [Member]	AerCap Holdings N.V. Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 1,193	$ 927,617		$ (14,401)	$ 1,207,629	$ 2,122,038	$ 868	$ 2,122,906
Balance, shares at Dec. 31, 2012	113,363,535
Share-based compensation	$ 6	6,407				6,413		6,413
Share-based compensation, shares	420,264
Total other comprehensive income (loss)				4,511	292,410	296,921	2,992	299,913
Balance at Dec. 31, 2013	$ 1,199	934,024		(9,890)	1,500,039	2,425,372	3,860	2,429,232
Balance, shares at Dec. 31, 2013	113,783,799
ILFC Transaction	$ 1,347	4,556,294				4,557,641	77,047	4,634,688
ILFC Transaction, shares	97,560,976
Dividends paid							(187)	(187)
Share-based compensation	$ 13	67,309				67,322		67,322
Share-based compensation, shares	973,516
Total other comprehensive income (loss)				2,995	810,447	813,442	(1,949)	811,493
Balance at Dec. 31, 2014	$ 2,559	5,557,627		(6,895)	2,310,486	7,863,777	78,771	7,942,548
Balance, shares at Dec. 31, 2014	212,318,291
Dividends paid							(367)	(367)
Repurchase of shares			$ (761,228)			(761,228)		(761,228)
Share cancellation	$ (111)	(474,467)	474,578
Share cancellation, shares	(9,698,588)
Share-based compensation	$ 9	(56,167)	140,338		(17,084)	67,096		67,096
Share-based compensation, shares	791,504
Total other comprehensive income (loss)				588	1,178,730	1,179,318	(1,558)	1,177,760
Balance at Dec. 31, 2015	$ 2,457	$ 5,026,993	$ (146,312)	$ (6,307)	$ 3,472,132	$ 8,348,963	$ 76,846	$ 8,425,809
Balance, shares at Dec. 31, 2015	203,411,207